MORTGAGE LOANS ON REAL ESTATE	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
MORTGAGE LOANS ON REAL ESTATE	MORTGAGE LOANS ON REAL ESTATE
Generally, commercial mortgage loans are secured by first liens on income-producing real estate. Non-accrual balances are those more than 90 days past due. The age analysis of loans by property type is shown below:

AS OF DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Current	Non-accrual	Total	Percentage
Apartment	$1,216	$50	$1,266	21%
Hotel	999	13	1,012	17%
Industrial	1,083	—	1,083	18%
Office	954	36	990	16%
Parking	404	9	413	7%
Retail	828	4	832	14%
Storage	132	—	132	2%
Other	268	26	294	5%
Total	$5,884	$138	$6,022	100%
Allowance for credit losses			(60)
Total, net of allowance			$5,962

AS OF DEC. 31, 2022 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Current	Non-accrual	Total	Percentage
Apartment	$907	$—	$907	15%
Hotel	1,114	—	1,114	19%
Industrial	1,050	—	1,050	18%
Office	1,160	27	1,187	20%
Parking	420	—	420	7%
Retail	874	—	874	15%
Storage	120	—	120	2%
Other	257	—	257	4%
Total	$5,902	$27	$5,929	100%
Allowance for credit losses			(41)
Total, net of allowance			$5,888
There were no non-accrual mortgage loans as of December 31, 2021. The amortized cost of non-accrual office and hotel mortgage loans with no related allowance for credit losses was $12 million and nil as of December 31, 2023 and December 31, 2022, respectively. There was $2 million and no interest income recognized on loans in non-accrual status for the years ended December 31, 2023 and 2022. Impaired loans were not significant for any of the periods presented.
Allowance for Credit Losses
The rollforward of the allowance for credit losses for mortgage loans is shown below:

US$ MILLIONS
Balance as of January 1, 2021	$—
Provision	(1)
Balance as of December 31, 2021	(1)
Provision	(40)
Balance as of December 31, 2022	(41)
Provision	(19)
Balance as of December 31, 2023	$(60)
The asset and allowance balances for credit losses for mortgage loans by property-type are shown below:

AS OF DEC. 31	2023		2022
US$ MILLIONS	Asset Balance	Allowance	Asset Balance	Allowance
Apartment	$1,266	$(4)	$907	$(1)
Hotel	1,012	(2)	1,114	(6)
Industrial	1,083	(1)	1,050	(4)
Office	990	(34)	1,187	(17)
Parking	413	(3)	420	(6)
Retail	832	(4)	874	(4)
Storage	132	—	120	(2)
Other	294	(12)	257	(1)
Total	$6,022	$(60)	$5,929	$(41)

Credit Quality Indicators
Mortgage loans are segregated by property-type and quantitative and qualitative allowance factors are applied. Qualitative factors are developed quarterly based on the pooling of assets with similar risk characteristics and historical loss experience adjusted for the expected trend in the current market environment. Credit losses are pooled by property type as it represents the most similar and reliable risk characteristics in our portfolio. The amortized cost of mortgage loans by year of origination by property-type are shown below:

AS OF DEC. 31, 2023 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
Apartment	$87	$626	$292	84	$76	$101	$1,266
Hotel	142	244	39	39	129	419	1,012
Industrial	1	343	164	215	129	231	1,083
Office	31	129	32	24	46	728	990
Parking	—	55	29	27	13	289	413
Retail	—	284	119	65	34	330	832
Storage	14	8	20	36	38	16	132
Other	30	137	45	—	28	54	294
Total	$305	$1,826	$740	$490	$493	$2,168	$6,022
Allowance for credit losses							(60)
Total, net of allowance							$5,962

AS OF DEC. 31, 2022 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Total
Apartment	$331	$225	$110	141	$22	$78	$907
Hotel	256	139	39	130	180	370	1,114
Industrial	275	169	215	132	65	194	1,050
Office	130	45	24	47	157	784	1,187
Parking	55	29	27	13	19	277	420
Retail	265	118	65	37	31	358	874
Storage	8	24	35	38	15	—	120
Other	117	44	—	28	19	49	257
Total	$1,437	$793	$515	$566	$508	$2,110	$5,929
Allowance for credit losses							(41)
Total, net of allowance							$5,888
Generally, mortgage loans are secured by first liens on income-producing real estate with a loan-to-value ratio of up to 75%. It is the Company’s policy to not accrue interest on loans that are 90 days delinquent and where amounts are determined to be uncollectible. As of December 31, 2023, three commercial loans were past due over 90 days or in non-accrual status (2022 – one commercial loan).PRIVATE LOANS
The following table summarizes the credit ratings for private loans:

AS OF DEC. 31 US$ MILLIONS	2023	2022
A or higher	$20	$4
BBB	29	17
BB and below	272	395
Unrated[1]	877	728
Total	$1,198	$1,144
1.Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on our investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.
Allowance for Credit Losses
The rollforward of the allowance for credit losses for private loans is shown below:

US$ MILLIONS
Balance as of January 1, 2021	$—
Provision	(12)
Balance as of December 31, 2021	(12)
Provision	(16)
Balance as of December 31, 2022	(28)
Provision	(16)
Balance as of December 31, 2023	$(44)